Employee benefits plans	9 Months Ended
Sep. 30, 2025
Disclosure of information about defined benefit plans [abstract]
Disclosure of employee benefits [text block]
21 EMPLOYEE BENEFIT PLANS
The Company provides supplementary pension plan and defined benefit plan, such as medical assistance and life insurance. The characteristics of such benefits were disclosed in the annual financial statements for the year ended December 31, 2024 (Note 21), which did not change during the nine-month period ended September 30, 2025.
21.1 Pension plan
Contributions made by the Company, for Suzano Prev pension plan managed by Brasilprev Seguros e Previdência S.A., for the nine-month period ended September 30, 2025 amounted R$18,077 (R$16,197 as of September 30, 2024) recognized under the cost of sales, selling and general and administrative expenses.
21.2 Defined benefits plan
The Company offers the medical assistance and life insurance in addition to the pension plans, which are measured based on actuarial calculations and recognized in the unaudited condensed consolidated interim financial information.
The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	09/30/2025	12/31/2024
Opening balance	721,560	833,683
Interest on actuarial liabilities	58,011	73,853
Current service cost	1,455	1,997
Actuarial loss – experience		(125)
Actuarial gain – financial assumptions		(137,649)
Benefits paid directly by entity	(38,433)	(50,199)
Closing balance	742,593	721,560